Schedule of Gross and Net Amount for Company's OTC Derivatives Subject to Enforceable Master Netting Arrangements (Detail) - OTC derivatives - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Offsetting Assets [Line Items]
Gross amount	$ 421	$ 879
Derivative Asset,Counter-party netting	(115)	(145)
Derivative asset, offset under cash collateral (received) pledged	0	0
Derivative Asset, Net amount on balance sheet	306	734
Derivative Asset, Securities collateral (received) pledged	0	0
Derivative Asset, Net amount	306	734
Gross amount	(452)	(145)
Liability derivatives, Gross asset	115	145
Derivative liability offsets under cash collateral pledged	230
Net amount on balance sheet	(107)
Securities collateral (received) pledged	0	$ 0
Net amount	$ (107)